Cash flow information (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of Cash used in operation Abstract [Abstract]
Cash used in operation
(a)
Cash used in operation

	Year ended December 31,
	2020	2021
	(as restated)	(as restated)
	RMB’000	RMB’000
Net Loss before income tax	(76,423)	(255,144)
Adjustments for:
Depreciation of property, plant and equipment (Note 12)	—	58
Depreciation of right-of-use assets (Note 10)	3,537	6,515
Credit loss allowances on financial asset	135	3,205
Non-cash employee benefits expense—share based payments	—	10,788
Interest expense (Note 18)	300	1,097
Increase in trade receivables	(4,824)	(33,632)
Increase in prepayments, other receivables and other assets	(14,449)	(59,178)
Increase in trade and other payables	34,508	101,097
Increase in contract liabilities	276	6,080
Cash used in operations	(56,940)	(219,114)